SUPPLEMENT DATED MAY 1, 2012
TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") OF THE FUNDS AND SUMMARY PROSPECTUS OF THE KANSAS INSURED INTERMEDIATE FUND

INTEGRITY MANAGED PORTFOLIOS
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund
(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2011
Summary Prospectus of Kansas Insured Intermediate Fund dated December 2, 2011

As described below, at a meeting held on April 27, 2012, the Board of Trustees of Integrity Managed Portfolios (the "Trust") approved:

•	Changes to the up-front sales charges imposed on purchases of shares of the Funds except for the Kansas Insured Intermediate Fund;

•	A modified contractual management fee waiver and expense reimbursement agreement for the Funds except for the Kansas Insured Intermediate Fund; and

•	A proposed reorganization of the Kansas Insured Intermediate Fund into the Kansas Municipal Fund.

I.

Modified Up-Front Sales Charges and Modified Contractual Management Fee Waiver and Expense Reimbursement Agreement for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund and Oklahoma Municipal Fund Only

	A.	Changes to Up-Front Sales Charges

		Prior to May 1, 2012, the up-front sales charges and the commissions paid to dealers for the Funds, except the Kansas Insured Intermediate Fund, were as follows:

			Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
			Less than $50,000	4.25%	4.44%	3.50%
			$50,000 but less than $100,000	3.75%	3.90%	3.00%
			$100,000 but less than $250,000	3.25%	3.36%	2.50%
			$250,000 but less than $500,000	2.75%	2.83%	2.00%
			$500,000 but less than $750,000	2.00%	2.04%	1.50%
			$750,000 but less than $1,000,000	1.00%	1.01%	0.75%
			$1,000,000 or more	0.00%	0.00%	0.00%

		As of May 1, 2012, the up-front sales charges and the commissions paid to dealers for the Funds, except the Kansas Insured Intermediate Fund, are as follows:

			Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Authorized Dealer Commission as % of Public Offering Price
			Less than $50,000	3.75%	3.90%	3.00%
			$50,000 but less than $100,000	3.50%	3.63%	2.75%
			$100,000 but less than $250,000	3.25%	3.36%	2.50%
			$250,000 but less than $500,000	2.75%	2.83%	2.00%
			$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
			$1,000,000 or more	0.00%	0.00%	0.00%

		The foregoing changes to the up-front sales charges are effective as of May 1, 2012.

	B.	Modified Contractual Management Fee Waiver and Expense Reimbursement Agreement

Under a management fee waiver and expense reimbursement agreement previously in effect, Viking Fund Management, LLC (the "Adviser"), the Funds' investment adviser, contractually agreed to waive fees and reimburse expenses through November 29, 2012 to effectively maintain operating expense levels (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses and acquired fund fees and expenses) for the Funds (other than the Kansas Insured Intermediate Fund) so that they would not exceed 1.15% of average daily net assets (the "Contractual Expense Cap"). At a meeting held on April 27, 2012, the Board of Trustees of the Trust approved, for each Fund other than the Kansas Insured Intermediate Fund, a modified management fee waiver and expense reimbursement agreement with the Adviser pursuant to which the Adviser agreed, for such Funds, to reduce the Contractual Expense Cap to 1.08% of average daily net assets from May 1, 2012 through November 29, 2013. The Contractual Expense Cap currently in effect for the Kansas Insured Intermediate Fund has not changed.

	C.	Changes to Fee and Expense Information in Fund Summaries

To reflect the changes described in A and B above, in the Fund Summary included in the Prospectus for each Fund other than the Kansas Insured Intermediate Fund, the information set forth in the fee and expense table and the related example under the heading "Fees and Expenses of the Fund" has been replaced as of May 1, 2012 to read as follows:

		(1)	Kansas Municipal Fund

			Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

			Shareholder Fees (fees paid directly from your investment)
			Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			3.75%
			Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)			1.00%
			Maximum Sales Charge (Load) Imposed on Reinvested Dividends			None
			Redemption Fee (as a percentage of amount redeemed, if applicable)			None
			Exchange Fee			None

			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
			Management Fees			0.50%
			Distribution and Service (12b-1 Fees)			0.25%
			Other Expenses(1)			0.44%
			Total Annual Fund Operating Expenses			1.19%
			Fee Waivers and Expense Reimbursements(2)			(0.11)%
			Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements			1.08%

			(1)			Restated to reflect current expenses.

			(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

			Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

			1 Year	3 Years	5 Years	10 Years
			$482	$734	$1,013	$1,841

	(2)	Maine Municipal Fund

		Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

			Shareholder Fees (fees paid directly from your investment)
			Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			3.75%
			Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)			1.00%
			Maximum Sales Charge (Load) Imposed on Reinvested Dividends			None
			Redemption Fee (as a percentage of amount redeemed, if applicable)			None
			Exchange Fee			None

			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
			Management Fees			0.50%
			Distribution and Service (12b-1 Fees)			0.25%
			Other Expenses(1)			0.55%
			Total Annual Fund Operating Expenses			1.30%
			Fee Waivers and Expense Reimbursements(2)			(0.22)%
			Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements			1.08%

			(1)			Restated to reflect current expenses.

			(2)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

		Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

			1 Year	3 Years	5 Years	10 Years
			$482	$758	$1,062	$1,966

	(3)	Nebraska Municipal Fund

		Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

			Shareholder Fees (fees paid directly from your investment)
			Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			3.75%
			Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)			1.00%
			Maximum Sales Charge (Load) Imposed on Reinvested Dividends			None
			Redemption Fee (as a percentage of amount redeemed, if applicable)			None
			Exchange Fee			None

			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
			Management Fees			0.50%
			Distribution and Service (12b-1 Fees)			0.25%
			Other Expenses(1)			0.47%
			Acquired Fund Fees and Expenses			0.01%
			Total Annual Fund Operating Expenses(2)			1.23%
			Fee Waivers and Expense Reimbursements(3)			(0.14)%
			Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements			1.09%

			(1)			Restated to reflect current expenses.

			(2)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

			(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

		Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

			1 Year	3 Years	5 Years	10 Years
			$483	$744	$1,032	$1,887

	(4)	New Hampshire Municipal Fund

		Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

			Shareholder Fees (fees paid directly from your investment)
			Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			3.75%
			Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)			1.00%
			Maximum Sales Charge (Load) Imposed on Reinvested Dividends			None
			Redemption Fee (as a percentage of amount redeemed, if applicable)			None
			Exchange Fee			None

			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
			Management Fees			0.50%
			Distribution and Service (12b-1 Fees)			0.25%
			Other Expenses(1)			1.01%
			Acquired Fund Fees and Expenses			0.01%
			Total Annual Fund Operating Expenses(2)			1.77%
			Fee Waivers and Expense Reimbursements(3)			(0.68)%
			Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements			1.09%

			(1)		Restated to reflect current expenses.

			(2)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

			(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

		Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

			1 Year	3 Years	5 Years	10 Years
			$483	$858	$1,273	$2,504

	(5)	Oklahoma Municipal Fund

		Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Distribution Arrangements—Sales Loads and Rule 12b-1 Fees" on page 47 of the Fund's prospectus and "Purchase, Redemption, and Pricing of Shares" on page B-37 of the Fund's statement of additional information.

			Shareholder Fees (fees paid directly from your investment)
			Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			3.75%
			Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds for purchases of $1 million or more)			1.00%
			Maximum Sales Charge (Load) Imposed on Reinvested Dividends			None
			Redemption Fee (as a percentage of amount redeemed, if applicable)			None
			Exchange Fee			None

			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
			Management Fees			0.50%
			Distribution and Service (12b-1 Fees)			0.25%
			Other Expenses(1)			0.46%
			Acquired Fund Fees and Expenses			0.01%
			Total Annual Fund Operating Expenses(2)			1.22%
			Fee Waivers and Expense Reimbursements(3)			(0.13)%
			Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements			1.09%

			(1)			Restated to reflect current expenses.

			(2)

The Total Annual Fund Operating Expenses may not correlate with the ratio of expenses to average net assets in the Fund's financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

			(3)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from May 1, 2012 through November 29, 2013 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.08% of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2013 with the approval of the Fund's Board of Trustees.

		Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

			1 Year	3 Years	5 Years	10 Years
			$483	$742	$1,027	$1,876

II.	Proposed Reorganization of Kansas Insured Intermediate Fund into Kansas Municipal Fund

The Board of Trustees of the Trust has approved the reorganization of the Kansas Insured Intermediate Fund (the "Acquired Fund") into the Kansas Municipal Fund (the "Acquiring Fund"). In order for the reorganization to occur, it must be approved by shareholders of the Kansas Insured Intermediate Fund and various other conditions to closing must be satisfied.

If the proposed reorganization is effected then, in general terms, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange solely for Acquiring Fund shares. These Acquiring Fund shares will then be distributed pro rata to Acquired Fund shareholders and the Acquired Fund will be terminated. As a result, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund and will cease to be shareholders of the Acquired Fund.

The proposed reorganization and related matters will be discussed in greater detail in the proxy materials being sent to shareholders of the Kansas Insured Intermediate Fund to solicit the shareholder approval described above. Please note that the proposed reorganization must be approved by shareholders of the Kansas Insured Intermediate Fund for it to be effected. There can be no assurance that the proposed reorganization will be completed as currently contemplated (or at all) or that the approval by shareholders of the Kansas Insured Intermediate Fund will be obtained.

	In addition, the last sentence of the legend on the first page of the Summary Prospectus of the Kansas Insured Intermediate Fund is deleted and replaced with the following:

The Fund's prospectus and statement of additional information, both dated November 30, 2011, as supplemented on May 1, 2012 (and as they may be further supplemented), are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number, or e-mail address noted above.

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The information set forth in the Prospectus and SAI of the Funds is superseded, to the extent applicable, by the information contained in this Supplement.

If you have questions or need assistance, please contact your registered representative or financial advisor directly or call the Funds' Shareholder Services Department at (800) 601-5593.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE